Fair Value Measurements (Q1) (Details) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Aggregate value of public warrants	$ 759,000	$ 3,890,177	$ 450,656